Quarterly Holdings Report
for
Fidelity® Conservative Income Bond Fund
May 31, 2026
FCV-NPRT3-0726
1.924094.115
Asset-Backed Securities - 16.4%
	Principal Amount (a)	Value ($)
UNITED STATES - 16.4%
Affirm Asset Securitization Trust Series 2025-X2 Class A, 4.45% 10/15/2030 (b)	8,636,423	8,644,843
Ally Auto Receivables Trust Series 2025-1 Class A2, 4.03% 7/17/2028	17,116,312	17,116,038
AutoNation Finance Trust Series 2025-1A Class A2, 4.72% 4/10/2028 (b)	6,498,699	6,503,397
AutoNation Finance Trust Series 2026-1A Class A2, 3.95% 1/11/2029 (b)	21,290,000	21,277,345
Barings Equipment Finance LLC Series 2026-A Class A2, 3.89% 4/13/2029 (b)	16,335,000	16,284,925
BMW Vehicle Lease Trust Series 2025-1 Class A2A, 4.43% 9/27/2027	10,486,925	10,501,317
BofA Auto Trust Series 2025-1A Class A2A, 4.52% 11/22/2027 (b)	1,378,020	1,379,008
BofA Auto Trust Series 2026-1A Class A2A, 4.1% 11/15/2028 (b)	15,250,000	15,242,561
Capital One Prime Auto Receivables Trust Series 2025-1 Class A2A, 3.88% 1/16/2029	20,886,527	20,866,223
CarMax Auto Owner Trust Series 2024-4 Class A2A, 4.67% 12/15/2027	563,444	563,623
CarMax Auto Owner Trust Series 2025-1 Class A2A, 4.63% 3/15/2028	3,196,263	3,199,553
CarMax Auto Owner Trust Series 2025-2 Class A2A, 4.59% 7/17/2028	4,976,683	4,985,169
CarMax Auto Owner Trust Series 2025-3 Class A2A, 4.42% 8/15/2028	12,831,460	12,847,821
Carmax Auto Owner Trust Series 2025-4 Class A2A, 3.95% 3/15/2029	17,040,648	17,027,213
CarMax Auto Owner Trust Series 2026-2 Class A2A, 4.11% 8/15/2029	14,770,000	14,767,977
Carmax Select Receivables Trust Series 2026-A Class A2A, 4.03% 12/17/2029	6,455,000	6,442,937
Carvana Auto Receivables Trust Series 2024-P4 Class A3, 4.64% 1/10/2030	7,008,626	7,029,638
Carvana Auto Receivables Trust Series 2025-P1 Class A2, 4.5% 6/12/2028	65,899	65,908
Carvana Auto Receivables Trust Series 2025-P2 Class A2, 4.56% 8/10/2028	6,046,007	6,051,948
Carvana Auto Receivables Trust Series 2025-P2 Class A3, 4.55% 8/12/2030	13,255,000	13,287,804
Carvana Auto Receivables Trust Series 2025-P3 Class A2, 4.07% 2/12/2029	11,617,626	11,614,817
Carvana Auto Receivables Trust Series 2026-P1 Class A2, 4.1% 6/11/2029	21,337,000	21,314,792
Chase Auto Owner Trust Series 2024-1A Class A3, 5.13% 5/25/2029 (b)	8,733,729	8,787,008
Dell Equipment Finance Trust Series 2025-1 Class A2, 4.68% 7/22/2027 (b)	1,183,508	1,185,755
Dext ABS LLC Series 2025-1 Class A2, 4.59% 8/16/2027 (b)	1,802,339	1,804,889
Dext ABS LLC Series 2025-2 Class A2, 4.1% 4/17/2028 (b)	1,696,208	1,695,981
DLLAA LLC Series 2025-1A Class A2, 4.7% 10/20/2027 (b)	2,789,477	2,795,226
DLLAD LLC Series 2025-1A Class A2, 4.46% 11/20/2028 (b)	11,168,978	11,197,900
DLLAD Series 2024-1A Class A2, 5.5% 8/20/2027 (b)	745,742	747,010
DLLMT LLC Series 2024-1A Class A3, 4.84% 8/21/2028 (b)	22,133,008	22,229,594
DLLMT LLC Series 2026-1A Class A2, 4.03% 7/20/2028 (b)	4,360,000	4,355,809
DRIVE Series 2025-1 Class A2, 4.87% 8/15/2028	967,619	967,999
Enterprise Fleet Financing LLC Series 2023-1 Class A3, 5.42% 10/22/2029 (b)	8,484,919	8,526,289
Enterprise Fleet Financing LLC Series 2025-1 Class A2, 4.65% 10/20/2027 (b)	8,216,043	8,233,372
Enterprise Fleet Financing LLC Series 2025-2 Class A2, 4.51% 2/22/2028 (b)	16,616,258	16,653,689
Enterprise Fleet Financing LLC Series 2025-3 Class A2, 4.5% 4/20/2028 (b)	20,302,466	20,350,912
Exeter Automobile Receivables Trust Series 2025-3A Class A2, 4.83% 1/18/2028	794,333	794,629
Exeter Automobile Receivables Trust Series 2025-4A Class A2, 4.53% 3/15/2028	4,924,815	4,927,869
Exeter Automobile Receivables Trust Series 2026-1A Class A2, 4.08% 9/15/2028	13,802,929	13,802,966
Exeter Select Automobile Receivables Trust Series 2025-1 Class A2, 4.83% 10/16/2028	148,029	148,192
Exeter Select Automobile Receivables Trust Series 2025-2 Class A2, 4.54% 6/15/2029	6,160,987	6,171,036
Ford Credit Auto Lease Trust Series 2025-A Class A2A, 4.57% 8/15/2027	3,800,537	3,802,819
Ford Credit Auto Owner Trust Series 2024-D Class A2A, 4.59% 10/15/2027	1,685,558	1,686,703
Ford Credit Auto Owner Trust Series 2025-A Class A2A, 4.47% 12/15/2027	8,422,706	8,433,087
Ford Series 2025-B Class A2A, 4.37% 3/15/2028	6,503,332	6,513,081
GM Financial Automobile Leasing Trust Series 2024-2 Class A3, 5.39% 7/20/2027	3,203,632	3,208,116
GM Financial Automobile Leasing Trust Series 2025-1 Class A2A, 4.54% 5/20/2027 (d)	10,209,462	10,217,580
GM Financial Automobile Leasing Trust Series 2026-1 Class A2, 3.77% 4/20/2028	21,000,000	20,943,054
GM Financial Consumer Automobile Receivables Trust Series 2025-2 Class A2A, 4.4% 2/16/2028	6,942,168	6,948,956
Gm Financial Leasing Trst Series 2025-3 Class A2A, 4.19% 10/20/2027	15,479,716	15,487,126
GMF Floorplan Owner Revolving Trust Series 2023-1 Class A1, 5.34% 6/15/2028 (b)	22,870,000	22,884,429
GMF Floorplan Owner Revolving Trust Series 2024-1A Class A1, 5.13% 3/15/2029 (b)	23,000,000	23,187,446
GMF Floorplan Owner Revolving Trust Series 2024-1A Class A2, U.S. 30-Day Avg. SOFR Index + 0.75%, 4.3929% 3/15/2029 (b)(c)(d)	4,482,000	4,491,913
GMF Floorplan Owner Revolving Trust Series 2024-3A Class A1, 4.68% 11/15/2028 (b)	15,700,000	15,739,135
GMF Floorplan Owner Revolving Trust Series 2025-1A Class A2, U.S. 30-Day Avg. SOFR Index + 0.6%, 4.2429% 3/15/2029 (b)(c)(d)	13,010,000	13,032,736
Gmf Leasing LLC Series 2025-2 Class A2A, 4.55% 7/20/2027	9,596,364	9,609,154
Halst Series 2025-A Class A2A, 4.6% 6/15/2027 (b)	3,756,050	3,760,322
Halst Series 2025-A Class A3, 4.83% 1/18/2028 (b)	20,302,000	20,391,962
Harot Series 2025-2 Class A2A, 4.3% 1/18/2028	9,594,125	9,604,408
Honda Auto Receivables Owner Trust Series 2023-2 Class A3, 4.93% 11/15/2027	800,029	801,885
Honda Auto Receivables Owner Trust Series 2025-1 Class A2, 4.53% 8/23/2027	4,704,998	4,709,031
Hyundai Auto Lease Securitization Trust Series 2025-B Class A2A, 4.58% 9/15/2027 (b)	11,141,965	11,162,199
Hyundai Auto Lease Securitization Trust Series 2025-C Class A2A, 4.37% 1/18/2028 (b)	8,811,280	8,823,247
Hyundai Auto Receivables Trust Series 2024-C Class A2A, 4.53% 9/15/2027	1,172,789	1,173,256
Hyundai Auto Receivables Trust Series 2025-B Class A2A, 4.45% 8/15/2028	7,487,957	7,498,285
John Deere Owner Trust Series 2024-C Class A2B, U.S. 30-Day Avg. SOFR Index + 0.43%, 4.0729% 8/16/2027 (c)(d)	315,220	315,255
Kubota Credit Owner Trust Series 2025-1A Class A2, 4.61% 12/15/2027 (b)	10,637,663	10,661,061
Kubota Credit Owner Trust Series 2025-2A Class A2, 4.48% 4/17/2028 (b)	7,926,095	7,943,844
M&T Bank Auto Receivables Trust Series 2026-1A Class A2, 4.33% 7/16/2029 (b)	13,140,000	13,154,771
M&T Equipment Notes Series 2025-1A Class A2, 4.7% 12/16/2027 (b)	6,813,216	6,829,947
Marlette Funding Trust Series 2025-1A Class A, 4.75% 7/16/2035 (b)	279,904	280,100
MBART Series 2025-1 Class A2A, 4.5% 2/15/2028	1,503,789	1,504,689
Mercedes-Benz Auto Lease Trust Series 2025-A Class A2A, 4.57% 4/17/2028	10,588,529	10,612,200
Mercedes-Benz Auto Receivables Trust Series 2022-1 Class A3, 5.21% 8/16/2027	524,967	525,283
Porsche Innovative Lease Owner Trust Series 2025-1A Class A2A, 4.6% 12/20/2027 (b)	4,685,611	4,697,103
Reach ABS Trust Series 2026-2A Class A, 4.34% 2/15/2035 (b)	3,395,000	3,394,904
Santander Drive Auto Receivables Trust Series 2025-2 Class A2, 4.71% 6/15/2028	2,064,524	2,065,455
Santander Drive Auto Receivables Trust Series 2026-1 Class A2, 4.04% 3/15/2029	14,095,000	14,085,366
SBNA Auto Lease Trust Series 2024-B Class A3, 5.56% 11/22/2027 (b)	1,907,389	1,910,593
SBNA Auto Lease Trust Series 2024-C Class A3, 4.56% 2/22/2028 (b)	5,549,623	5,556,702
SCLP Series 2025-4 Class A, 4.24% 8/25/2035 (b)	12,827,198	12,822,947
SFAST Series 2025-1A Class A2, 4.65% 5/22/2028 (b)	1,684,703	1,685,743
SFS Auto Receivables Securitization Trust Series 2025-2A Class A2, 4.52% 11/20/2028 (b)	5,584,674	5,592,599
SFS Auto Receivables Securitization Trust Series 2025-3A Class A2, 4.11% 3/20/2029 (b)	13,987,548	13,990,735
SFS Auto Receivables Securitization Trust Series 2026-1A Class A2A, 3.91% 8/20/2029 (b)	21,500,000	21,449,116
Sfuel Series 2025-BA Class A2, 4.31% 5/22/2028 (b)	19,655,392	19,674,003
SoFi Consumer Loan Program Trust Series 2025-3 Class A, 4.47% 8/15/2034 (b)	2,501,690	2,505,615
Stellantis Financial Underwritten Enhanced Lease Trust Series 2025-CA Class A2, 4.06% 6/20/2028 (b)	13,714,000	13,705,485
Stellantis Financial Underwritten Enhanced Lease Trust Series 2026-AA Class A2A, 4.21% 1/22/2029 (b)	14,584,000	14,578,390
Tesla Lease Electric Vehicle Securitization LLC Series 2025-A Class A2, 4.14% 6/20/2028 (b)	13,301,111	13,297,237
Toyota Auto Receivables Owner Trust Series 2023-A Class A3, 4.63% 9/15/2027	1,613,278	1,615,030
Toyota Auto Receivables Owner Trust Series 2025-B Class A2A, 4.46% 3/15/2028	12,051,967	12,068,261
Toyota Auto Receivables Owner Trust Series 2026-A Class A2A, 3.8% 12/15/2028	22,300,000	22,261,945
Toyota Lease Owner Trust Series 2025-A Class A2A, 4.58% 7/20/2027 (b)	1,493,874	1,494,936
Toyota Lease Owner Trust Series 2026-A Class A2A, 3.7% 2/22/2028 (b)	21,420,000	21,362,085
USAA Auto Owner Trust Series 2025-1A Class A2, 4.51% 6/15/2028 (b)	7,640,771	7,645,714
USAA Auto Owner Trust Series 2025-A Class A2, 3.98% 3/15/2028 (b)	17,921,254	17,924,873
Verizon Master Trust Series 2025-3 Class A1B, U.S. 30-Day Avg. SOFR Index + 0.55%, 4.1929% 3/20/2030 (c)(d)	22,325,000	22,355,085
Volkswagen Auto Lease Trust Series 2025-B Class A2A, 3.97% 4/20/2028	17,007,923	16,991,272
Volkswagen Auto Lease Trust Series 2026-A Class A2A, 4.06% 8/21/2028	17,600,000	17,594,611
Volkswagen Auto Loan Enhanced Trust Series 2024-1 Class A2A, 4.65% 11/22/2027	2,966,119	2,969,007
Volvo Financial Equipment LLC Series 2024-1A Class A2, 4.56% 5/17/2027 (b)	820,429	820,678
Wheels Fleet Lease Funding LLC Series 2025-1A Class A2, CME Term SOFR 1 month Index + 0.67%, 4.2951% 1/18/2040 (b)(c)(d)	16,792,109	16,818,555
Wheels Fleet Lease Funding LLC Series 2026-1A Class A2A, 4.3% 4/18/2039 (b)	12,765,000	12,761,436
WOART Series 2025-B Class A2A, 4.38% 8/15/2028	10,488,195	10,498,542
WOART Series 2025-C Class A2A, 4.19% 10/16/2028	15,632,515	15,638,452
World Omni Auto Receivables Trust Series 2025-A Class A2A, 4.49% 4/17/2028	2,682,047	2,683,722
World Omni Select Auto Trust Series 2025-A Class A2A, 4.14% 5/15/2030	13,744,484	13,748,180
TOTAL UNITED STATES		1,026,592,439
TOTAL ASSET-BACKED SECURITIES (Cost $1,026,618,766)		1,026,592,439

Bank Notes - 0.2%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.2%
Financials - 0.2%
Banks - 0.2%
US Bank NA/Cincinnati OH 4.535% 5/20/2029 (d) (Cost $15,660,000)	15,660,000	15,665,333

Non-Convertible Corporate Bonds - 40.2%
	Principal Amount (a)	Value ($)
AUSTRALIA - 0.6%
Financials - 0.3%
Banks - 0.3%
Commonwealth Bank of Australia U.S. SOFR Index + 0.46%, 4.0372% 11/27/2026 (b)(c)(d)	15,700,000	15,710,679
Materials - 0.3%
Metals & Mining - 0.3%
Glencore Funding LLC U.S. SOFR Averages Index + 0.75%, 4.3756% 10/1/2026 (b)(c)(d)	20,998,000	21,022,404
TOTAL AUSTRALIA		36,733,083
CANADA - 4.5%
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Canadian Natural Resources Ltd 3.85% 6/1/2027	9,000,000	8,962,314
Enbridge Inc 4.25% 12/1/2026	12,300,000	12,299,359
TOTAL ENERGY		21,261,673
Financials - 4.2%
Banks - 4.2%
Bank of Montreal 4.1% 12/15/2027 (d)	12,400,000	12,385,368
Bank of Montreal 4.567% 9/10/2027 (d)	23,970,000	23,979,012
Bank of Montreal U.S. SOFR Averages Index + 0.75%, 4.3797% 9/22/2028 (c)(d)	23,500,000	23,533,090
Bank of Montreal U.S. SOFR Averages Index + 0.88%, 4.5172% 9/10/2027 (c)(d)	18,700,000	18,725,183
Bank of Nova Scotia/The 4.578% 6/5/2029 (d)	9,400,000	9,401,733
Bank of Nova Scotia/The U.S. SOFR Index + 0.76%, 4.3942% 9/15/2028 (c)(d)	23,300,000	23,346,134
Canadian Imperial Bank of Commerce U.S. SOFR Index + 0.8%, 4.4379% 9/8/2028 (c)(d)	21,875,000	21,934,967
Federation des Caisses Desjardins du Quebec U.S. SOFR Index + 0.63%, 4.2334% 1/27/2027 (b)(c)(d)	20,700,000	20,744,712
National Bank of Canada 4.95% 2/1/2028 (d)	17,212,000	17,276,605
National Bank of Canada U.S. SOFR Index + 0.77%, 4.3827% 1/20/2029 (c)(d)	18,300,000	18,305,280
Royal Bank of Canada 5.069% 7/23/2027 (d)	25,000,000	25,028,279
Royal Bank of Canada U.S. SOFR Averages Index + 0.82%, 4.4482% 3/27/2028 (c)(d)	20,700,000	20,708,589
Royal Bank of Canada U.S. SOFR Index + 0.7%, 4.2886% 11/3/2028 (c)(d)	23,290,000	23,317,482
TOTAL FINANCIALS		258,686,434
TOTAL CANADA		279,948,107
DENMARK - 0.5%
Financials - 0.5%
Banks - 0.5%
Danske Bank A/S 4.298% 4/1/2028 (b)(d)	9,100,000	9,095,915
Danske Bank A/S 4.662% 3/27/2029 (b)(d)	21,720,000	21,724,209

TOTAL DENMARK		30,820,124
FINLAND - 0.3%
Financials - 0.3%
Banks - 0.3%
Nordea Bank Abp U.S. SOFR Index + 0.7%, 4.3336% 3/17/2028 (b)(c)(d)	20,345,000	20,433,746
FRANCE - 0.5%
Financials - 0.5%
Banks - 0.5%
BNP Paribas SA 2.591% 1/20/2028 (b)(d)	8,083,000	7,987,638
Credit Agricole SA 5.589% 7/5/2026 (b)	21,200,000	21,230,349

TOTAL FRANCE		29,217,987
GERMANY - 2.3%
Consumer Discretionary - 1.3%
Automobiles - 1.3%
BMW US Capital LLC U.S. SOFR Averages Index + 0.8%, 4.3621% 8/13/2026 (b)(c)(d)	18,400,000	18,420,792
Mercedes-Benz Finance North America LLC U.S. SOFR Index + 0.63%, 4.2366% 7/31/2026 (b)(c)(d)	18,600,000	18,611,904
Mercedes-Benz Finance North America LLC U.S. SOFR Index + 0.78%, 4.4056% 4/1/2027 (b)(c)(d)	28,250,000	28,331,838
Volkswagen Group of America Finance LLC U.S. SOFR Index + 1.06%, 4.6193% 8/14/2026 (b)(c)(d)	17,849,000	17,873,989
TOTAL CONSUMER DISCRETIONARY		83,238,523
Financials - 1.0%
Capital Markets - 1.0%
Deutsche Bank AG/New York NY 2.311% 11/16/2027 (d)	17,400,000	17,226,788
Deutsche Bank AG/New York NY 2.552% 1/7/2028 (d)	24,000,000	23,726,805
Deutsche Bank AG/New York NY 7.146% 7/13/2027 (d)	21,000,000	21,062,202
TOTAL FINANCIALS		62,015,795
TOTAL GERMANY		145,254,318
IRELAND - 0.5%
Financials - 0.5%
Banks - 0.3%
Bank of Ireland Group PLC 2.029% 9/30/2027 (b)(d)	18,727,000	18,583,405
Consumer Finance - 0.2%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 2.45% 10/29/2026	15,185,000	15,078,948
TOTAL IRELAND		33,662,353
ITALY - 0.3%
Utilities - 0.3%
Electric Utilities - 0.3%
ENEL Finance International NV 1.625% 7/12/2026 (b)(e)	18,000,000	17,940,171
JAPAN - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
NTT Finance Corp 4.567% 7/16/2027 (b)	1,033,000	1,035,072
NETHERLANDS - 1.5%
Financials - 1.5%
Banks - 1.5%
ABN AMRO Bank NV 6.339% 9/18/2027 (b)(d)	7,100,000	7,136,864
ABN AMRO Bank NV U.S. SOFR Averages Index + 1.78%, 5.4119% 9/18/2027 (b)(c)(d)	19,000,000	19,076,884
Cooperatieve Rabobank UA 4.655% 8/22/2028 (b)(d)	21,000,000	21,036,941
Cooperatieve Rabobank UA/NY 4.333% 8/28/2026	15,000,000	15,014,220
Cooperatieve Rabobank UA/NY U.S. SOFR Index + 0.41%, 4.0281% 1/14/2028 (c)(d)	19,000,000	19,003,020
ING Groep NV 6.083% 9/11/2027 (d)	14,800,000	14,861,924

TOTAL NETHERLANDS		96,129,853
SWEDEN - 0.3%
Financials - 0.3%
Banks - 0.3%
Swedbank AB 6.136% 9/12/2026 (b)	21,000,000	21,116,569
SWITZERLAND - 0.7%
Financials - 0.7%
Capital Markets - 0.7%
UBS Group AG 1.494% 8/10/2027 (b)(d)	22,000,000	21,870,441
UBS Group AG 4.703% 8/5/2027 (b)(d)	12,300,000	12,302,914
UBS Group AG 4.751% 5/12/2028 (b)(d)	7,200,000	7,223,493

TOTAL SWITZERLAND		41,396,848
UNITED KINGDOM - 3.3%
Consumer Staples - 0.1%
Tobacco - 0.1%
BAT Capital Corp 3.557% 8/15/2027	7,400,000	7,332,046
Financials - 2.9%
Banks - 2.8%
Barclays PLC 4.337% 1/10/2028	19,500,000	19,463,421
HSBC Holdings PLC 2.013% 9/22/2028 (d)	7,800,000	7,550,755
HSBC Holdings PLC 2.251% 11/22/2027 (d)	19,245,000	19,045,334
HSBC Holdings PLC 5.887% 8/14/2027 (d)	18,500,000	18,552,165
Lloyds Banking Group PLC 5.462% 1/5/2028 (d)	10,000,000	10,061,947
Lloyds Banking Group PLC U.S. SOFR Averages Index + 1.56%, 5.1495% 8/7/2027 (c)(d)	8,500,000	8,518,402
NatWest Group PLC 1.642% 6/14/2027 (d)	24,652,000	24,624,385
NatWest Group PLC 3.073% 5/22/2028 (d)	6,000,000	5,922,618
NatWest Group PLC 5.583% 3/1/2028 (d)	20,500,000	20,671,427
Standard Chartered Bank/New York 4.718% 5/28/2029 (d)	15,450,000	15,467,549
Standard Chartered PLC 5.688% 5/14/2028 (b)(d)	25,600,000	25,878,052
		175,756,055
Financial Services - 0.1%
Nationwide Building Society 4.302% 3/8/2029 (b)(d)	4,500,000	4,474,503
TOTAL FINANCIALS		180,230,558
Industrials - 0.3%
Aerospace & Defense - 0.3%
BAE Systems PLC 5% 3/26/2027 (b)	20,800,000	20,933,802
TOTAL UNITED KINGDOM		208,496,406
UNITED STATES - 24.9%
Communication Services - 0.3%
Wireless Telecommunication Services - 0.3%
T-Mobile USA Inc 3.75% 4/15/2027	21,750,000	21,664,445
Consumer Discretionary - 1.7%
Automobiles - 1.3%
American Honda Finance Corp 4.55% 4/10/2028	3,752,000	3,751,327
American Honda Finance Corp U.S. SOFR Index + 0.65%, 4.2026% 11/19/2027 (c)(d)	31,400,000	31,378,735
Hyundai Capital America 4.6% 4/6/2028 (b)	18,230,000	18,218,528
Hyundai Capital America 5.45% 6/24/2026 (b)	10,930,000	10,939,675
Hyundai Capital America U.S. SOFR Index + 1.12%, 4.7497% 6/23/2027 (b)(c)(d)	18,850,000	18,932,970
		83,221,235
Broadline Retail - 0.4%
Amazon.com Inc 4.0744% 3/13/2028 (d)	22,280,000	22,308,264
TOTAL CONSUMER DISCRETIONARY		105,529,499
Consumer Staples - 0.3%
Consumer Staples Distribution & Retail - 0.3%
Walmart Inc U.S. SOFR Averages Index + 0.43%, 4.0316% 4/28/2027 (c)(d)	19,569,000	19,616,748
Energy - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Chevron USA Inc U.S. SOFR Averages Index + 0.36%, 3.9279% 2/26/2027 (c)(d)	19,369,000	19,387,273
Diamondback Energy Inc 5.2% 4/18/2027	9,350,000	9,424,724
TOTAL ENERGY		28,811,997
Financials - 18.4%
Banks - 10.7%
Bank of America Corp 1.734% 7/22/2027 (d)	19,000,000	18,929,268
Bank of America Corp 2.087% 6/14/2029 (d)	22,492,000	21,422,328
Bank of America Corp 3.705% 4/24/2028 (d)	21,850,000	21,722,253
Bank of America Corp 4.376% 4/27/2028 (d)	19,850,000	19,843,440
Bank of America Corp 4.948% 7/22/2028 (d)	21,550,000	21,686,762
Citibank NA U.S. SOFR Index + 0.708%, 4.2892% 8/6/2026 (c)(d)	18,650,000	18,658,075
Citibank NA U.S. SOFR Index + 0.712%, 4.2646% 11/19/2027 (c)(d)	18,600,000	18,622,431
Citigroup Inc 1.462% 6/9/2027 (d)	9,300,000	9,294,157
Citigroup Inc U.S. SOFR Index + 1.1143%, 4.7227% 5/7/2028 (c)(d)	18,300,000	18,379,398
Fifth Third Bancorp 1.707% 11/1/2027 (d)	15,000,000	14,829,690
Huntington National Bank/The U.S. SOFR Index + 0.72%, 4.3375% 4/12/2028 (c)(d)	16,536,000	16,541,870
JPMorgan Chase & Co 1.47% 9/22/2027 (d)	18,900,000	18,736,139
JPMorgan Chase & Co 2.947% 2/24/2028 (d)	19,250,000	19,058,755
JPMorgan Chase & Co 3.54% 5/1/2028 (d)	21,900,000	21,735,488
JPMorgan Chase & Co 3.782% 2/1/2028 (d)	21,550,000	21,470,106
JPMorgan Chase & Co 5.571% 4/22/2028 (d)	21,850,000	22,085,766
Morgan Stanley Bank NA 4.447% 10/15/2027 (d)	9,264,000	9,269,903
Morgan Stanley Bank NA U.S. SOFR Index + 0.685%, 4.3026% 10/15/2027 (c)(d)	25,000,000	25,018,030
Morgan Stanley Private Bank NA U.S. SOFR Index + 0.77%, 4.3902% 7/6/2028 (c)(d)	22,410,000	22,441,606
Morgan Stanley Private Bank NA U.S. SOFR Index + 0.78%, 4.3335% 11/17/2028 (c)(d)	23,700,000	23,749,523
PNC Financial Services Group Inc/The 5.102% 7/23/2027 (d)	23,305,000	23,326,500
PNC Financial Services Group Inc/The 6.615% 10/20/2027 (d)	21,560,000	21,753,375
PNC Financial Services Group Inc/The U.S. SOFR Index + 0.62%, 4.2234% 1/26/2029 (c)(d)	17,889,000	17,895,082
Regions Bank/Birmingham AL 4.755% 7/27/2029 (d)	6,810,000	6,830,626
Truist Bank U.S. SOFR Index + 0.66%, 4.2634% 1/27/2029 (c)(d)	14,600,000	14,589,790
Truist Bank U.S. SOFR Index + 0.77%, 4.3747% 7/24/2028 (c)(d)	24,700,000	24,719,670
Truist Financial Corp 6.047% 6/8/2027 (d)	21,000,000	21,007,875
US Bancorp 6.787% 10/26/2027 (d)	16,500,000	16,657,147
US Bank NA/Cincinnati OH 4.507% 10/22/2027 (d)	9,302,000	9,308,430
US Bank NA/Cincinnati OH U.S. SOFR Index + 0.91%, 4.4662% 5/15/2028 (c)(d)	21,600,000	21,672,783
Wells Fargo & Co 2.393% 6/2/2028 (d)	8,600,000	8,433,749
Wells Fargo & Co 3.196% 6/17/2027 (d)	20,500,000	20,488,838
Wells Fargo & Co 3.526% 3/24/2028 (d)	22,810,000	22,652,242
Wells Fargo & Co 4.9% 1/24/2028 (d)	15,550,000	15,602,991
Wells Fargo & Co 5.707% 4/22/2028 (d)	20,300,000	20,531,355
Wells Fargo & Co U.S. SOFR Index + 0.78%, 4.3847% 1/24/2028 (c)(d)	20,000,000	20,029,281
		668,994,722
Capital Markets - 4.8%
Athene Global Funding 1.608% 6/29/2026 (b)	13,950,000	13,919,804
Athene Global Funding 4.86% 8/27/2026 (b)	23,600,000	23,626,990
Athene Global Funding U.S. SOFR Averages Index + 0.83%, 4.5189% 1/7/2027 (b)(c)(d)	13,600,000	13,611,374
Athene Global Funding U.S. SOFR Index + 0.95%, 4.5799% 4/19/2027 (b)(c)(d)	13,800,000	13,825,748
Bank of New York Mellon Corp/The U.S. SOFR Averages Index + 0.68%, 4.3178% 6/9/2028 (c)(d)	21,940,000	21,956,236
Equitable America Global Funding U.S. SOFR Index + 0.71%, 4.3442% 9/15/2027 (b)(c)(d)	20,166,000	20,138,151
Goldman Sachs Bank USA U.S. SOFR Averages Index + 0.72%, 4.3511% 6/3/2029 (c)(d)	15,700,000	15,721,949
Goldman Sachs Group Inc/The 1.542% 9/10/2027 (d)	16,500,000	16,374,244
Goldman Sachs Group Inc/The 1.948% 10/21/2027 (d)	22,900,000	22,688,062
Goldman Sachs Group Inc/The U.S. SOFR Index + 0.71%, 4.3209% 1/21/2029 (c)(d)	21,800,000	21,799,346
Goldman Sachs Group Inc/The U.S. SOFR Index + 1.29%, 4.8958% 4/23/2028 (c)(d)	15,298,000	15,403,522
Morgan Stanley 1.512% 7/20/2027 (d)	23,800,000	23,706,250
S&P Global Inc 2.45% 3/1/2027	16,756,000	16,554,722
Sammons Financial Group Global Funding U.S. SOFR Index + 0.85%, 4.4964% 9/2/2027 (b)(c)(d)	23,000,000	22,988,931
State Street Corp 2.203% 2/7/2028 (d)	22,600,000	22,302,625
State Street Corp 4.543% 4/24/2028 (d)	7,650,000	7,666,913
State Street Corp U.S. SOFR Index + 0.95%, 4.5547% 4/24/2028 (c)(d)	9,555,000	9,595,357
		301,880,224
Consumer Finance - 1.2%
American Express Co 4.009% 2/9/2029 (d)	21,550,000	21,400,068
American Express Co 5.098% 2/16/2028 (d)	13,800,000	13,877,730
American Express Co 5.389% 7/28/2027 (d)	3,925,000	3,932,250
Toyota Motor Credit Corp U.S. SOFR Index + 0.43%, 4.06% 6/9/2027 (c)(d)	18,800,000	18,821,061
Toyota Motor Credit Corp U.S. SOFR Index + 0.77%, 4.345% 8/7/2026 (c)(d)	18,298,000	18,317,212
		76,348,321
Insurance - 1.7%
Brown & Brown Inc 4.6% 12/23/2026	6,977,000	6,988,039
Corebridge Global Funding 5.35% 6/24/2026 (b)	16,320,000	16,331,024
Corebridge Global Funding U.S. SOFR Index + 1.3%, 4.9288% 9/25/2026 (b)(c)(d)	19,598,000	19,651,502
Equitable Financial Life Global Funding 4.6% 4/1/2027 (b)	12,705,000	12,750,855
Jackson National Life Global Funding 4.9% 1/13/2027 (b)	15,420,000	15,472,697
Jackson National Life Global Funding U.S. SOFR Index + 0.89%, 4.5279% 6/9/2027 (b)(c)(d)	17,000,000	17,029,415
Western-Southern Global Funding 4.38% 6/2/2027 (b)	16,200,000	16,187,695
		104,411,227
TOTAL FINANCIALS		1,151,634,494
Health Care - 1.8%
Biotechnology - 0.5%
AbbVie Inc 4.1209% 3/3/2028 (d)	21,900,000	21,944,948
Gilead Sciences Inc 4.25% 5/20/2028	12,250,000	12,247,171
		34,192,119
Health Care Equipment & Supplies - 0.3%
Augusta SpinCo Corp 4.321% 9/23/2027	21,920,000	21,889,453
Health Care Providers & Services - 0.3%
Cigna Group/The 3.4% 3/1/2027	18,000,000	17,872,840
Pharmaceuticals - 0.7%
Eli Lilly & Co U.S. SOFR Averages Index + 0.35%, 3.9024% 5/20/2028 (c)(d)	18,780,000	18,788,075
Haleon US Capital LLC 3.375% 3/24/2027	22,400,000	22,252,958
		41,041,033
TOTAL HEALTH CARE		114,995,445
Industrials - 0.4%
Machinery - 0.4%
Caterpillar Financial Services Corp U.S. SOFR Index + 0.4%, 4.0173% 1/10/2028 (c)(d)	22,730,000	22,735,953
Information Technology - 0.8%
Electronic Equipment, Instruments & Components - 0.5%
Amphenol Corp U.S. SOFR Index + 0.53%, 4.0862% 11/15/2027 (c)(d)	10,353,000	10,362,625
Dell International LLC / EMC Corp 4.9% 10/1/2026	22,090,000	22,115,700
		32,478,325
Software - 0.3%
Oracle Corp 2.65% 7/15/2026	19,000,000	18,963,903
TOTAL INFORMATION TECHNOLOGY		51,442,228
Real Estate - 0.3%
Specialized REITs - 0.3%
American Tower Corp 2.75% 1/15/2027	18,700,000	18,528,544
Utilities - 0.4%
Electric Utilities - 0.4%
Georgia Power Co U.S. SOFR Averages Index + 0.42%, 3.9797% 11/22/2027 (c)(d)	15,750,000	15,785,989
NextEra Energy Capital Holdings Inc 4.685% 9/1/2027	10,348,000	10,392,917
TOTAL UTILITIES		26,178,906
TOTAL UNITED STATES		1,561,138,259
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $2,518,639,204)		2,523,322,896

Repurchase Agreements - 1.1%
	Maturity Amount ($)	Value ($)
Repurchase Agreements* (Cost $68,000,000)	69,613,960	68,000,000

Certificates of Deposit - 10.4%
	Yield (%) (f)	Principal Amount (a)	Value ($)
Bank of Nova Scotia/Houston yankee U.S. SOFR Index + 0.33%, 3.95% 7/22/2026 (c)(d)	3.95	27,500,000	27,508,828
Bank of Nova Scotia/Houston yankee U.S. SOFR Index + 0.33%, 3.95% 8/13/2026 (c)(d)	3.95	27,500,000	27,511,655
Bank of Nova Scotia/Houston yankee U.S. SOFR Index + 0.37%, 3.99% 1/19/2027 (c)(d)	3.99	27,000,000	26,999,675
Barclays Bank PLC/NY yankee U.S. SOFR Index + 0.37%, 3.99% 10/23/2026 (c)(d)	3.99	27,000,000	27,004,228
Canadian Imperial Bank of Commerce/New York NY yankee U.S. SOFR Index + 0.34%, 3.96% 10/16/2026 (c)(d)	3.96	27,000,000	26,999,965
Canadian Imperial Bank of Commerce/New York NY yankee U.S. SOFR Index + 0.35%, 3.97% 2/9/2027 (c)(d)	3.97	27,000,000	27,020,493
Commonwealth Bank of Australia/New York NY yankee U.S. SOFR Index + 0.3%, 3.92% 10/13/2026 (c)(d)	3.92	27,000,000	27,011,289
Commonwealth Bank of Australia/New York NY yankee U.S. SOFR Index + 0.31%, 3.93% 11/10/2026 (c)(d)	3.93	27,000,000	27,009,679
Lloyds Bank Corporate Markets PLC/New York NY yankee U.S. SOFR Index + 0.34%, 3.96% 8/21/2026 (c)(d)	3.96	27,500,000	27,499,893
Lloyds Bank Corporate Markets PLC/New York NY yankee U.S. SOFR Index + 0.34%, 3.96% 9/8/2026 (c)(d)	3.96	27,000,000	26,999,868
Mitsubishi UFJ Trust & Banking Corp/NY yankee U.S. SOFR Index + 0.35%, 3.97% 1/15/2027 (c)(d)	3.97	27,000,000	26,999,670
Mitsubishi UFJ Trust & Banking Corp/NY yankee U.S. SOFR Index + 0.35%, 3.97% 9/10/2026 (c)(d)	3.97	27,000,000	26,999,846
Mitsubishi UFJ Trust & Banking Corp/NY yankee U.S. SOFR Index + 0.35%, 3.97% 9/2/2026 (c)(d)	3.97	27,000,000	26,999,941
Mitsubishi UFJ Trust & Banking Corp/NY yankee U.S. SOFR Index + 0.36%, 3.98% 7/23/2026 (c)(d)	3.98	27,500,000	27,499,676
Nordea Bank Abp/New York NY yankee U.S. SOFR Index + 0.35%, 3.97% 1/4/2027 (c)(d)	3.97	27,000,000	27,014,606
Royal Bank of Canada/New York NY yankee U.S. SOFR Index + 0.31%, 3.93% 10/2/2026 (c)(d)	3.93	27,000,000	27,012,056
Sumitomo Mitsui Banking Corp/New York yankee U.S. SOFR Index + 0.35%, 3.97% 7/24/2026 (c)(d)	3.97	27,500,000	27,499,978
Sumitomo Mitsui Banking Corp/New York yankee U.S. SOFR Index + 0.35%, 3.97% 8/31/2026 (c)(d)	3.97	27,000,000	26,999,989
Sumitomo Mitsui Banking Corp/New York yankee U.S. SOFR Index + 0.37%, 3.99% 10/30/2026 (c)(d)	3.99	27,000,000	26,999,995
Svenska Handelsbanken/New York NY yankee U.S. SOFR Index + 0.3%, 3.92% 10/7/2026 (c)(d)	3.92	27,000,000	27,011,704
Toronto-Dominion Bank/NY Yankee 4% 3/12/2027	4.00	27,000,000	26,986,397
Toronto-Dominion Bank/NY yankee U.S. SOFR Index + 0.32%, 3.94% 10/1/2026 (c)(d)	3.94	27,000,000	27,011,000
UBS AG/Stamford CT yankee U.S. SOFR Index + 0.41%, 4.0393% 10/2/2026 (c)(d)	4.04	28,500,000	28,514,658
Westpac Banking Corp/NY yankee U.S. SOFR Index + 0.3%, 3.92% 10/19/2026 (c)(d)	3.92	27,000,000	27,009,350
TOTAL CERTIFICATES OF DEPOSIT (Cost $652,000,000)			652,124,439

Commercial Paper - 2.6%
	Yield (%) (f)	Principal Amount (a)	Value ($)
HSBC USA Inc U.S. SOFR Index + 0.53%, 4.15% 7/7/2026 (c)(d)	4.15	27,500,000	27,499,640
National Australia Bank Ltd U.S. SOFR Index + 0.27%, 3.89% 8/13/2026 (c)(d)	3.89	27,000,000	27,008,653
National Bank of Canada U.S. SOFR Index + 0.33%, 3.95% 8/14/2026 (c)(d)	3.95	27,500,000	27,499,962
Nordea Bank Abp U.S. SOFR Index + 0.25%, 3.87% 7/14/2026 (c)(d)	3.87	27,000,000	27,005,140
Nordea Bank Abp U.S. SOFR Index + 0.26%, 3.88% 8/4/2026 (c)(d)	3.88	27,000,000	27,007,601
Svenska Handelsbanken AB U.S. SOFR Index + 0.3%, 3.92% 10/19/2026 (c)(d)	3.92	27,000,000	27,009,372
TOTAL COMMERCIAL PAPER (Cost $162,998,465)			163,030,368

U.S. Treasury Obligations - 18.3%
	Yield (%) (f)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 6/18/2026	3.55	200,000,000	199,656,930
US Treasury Bills 0% 7/2/2026	3.53	127,000,000	126,604,659
US Treasury Notes 3.375% 12/31/2027	3.94 to 3.95	129,186,000	127,974,881
US Treasury Notes 3.5% 9/30/2026	3.73 to 4.36	301,000,000	300,727,219
US Treasury Notes 3.5% 9/30/2027	4.00	152,939,000	152,054,821
US Treasury Notes 3.625% 8/31/2027	3.55 to 3.57	241,000,000	240,058,594
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,147,936,813)			1,147,077,104

Money Market Funds - 10.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g) (Cost $628,779,139)	3.67	628,675,887	628,801,622

TOTAL INVESTMENT IN SECURITIES - 99.2% (Cost $6,220,632,387)	6,224,614,201
NET OTHER ASSETS (LIABILITIES) - 0.8%	53,224,328
NET ASSETS - 100.0%	6,277,838,529

* Repurchase Agreements
Counterparty	Lending Rate (%)	Settlement Date	Maturity Date	Repurchase Agreement Value ($)	Repurchase Agreement Proceeds ($)	Collateralized By	Collateral Coupon (%)	Collateral Maturity Date	Collateral Value Received ($)
Mizuho Securities U.S.A., Inc.	4.30(h)	5/2026	11/2026	34,000,000	34,747,244	Corporate Debt Securities	3.95 - 10.00	9/2029 - 12/2065	36,772,956
Wells Fargo Securities, LLC	4.37(h)	5/2026	12/2026	34,000,000	34,866,716	Equities	N/A	N/A	36,782,879
Total Repurchase Agreements				68,000,000	69,613,960				73,555,835

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,227,350,719 or 19.6% of net assets.

(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)
Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and / or subject to caps or floors. Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end. The maturity amount is based on the rate at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	1,064,475,193	3,467,248,927	3,902,936,975	18,223,573	44,869	(30,392)	628,801,622	628,675,887	1.0%
Fidelity Securities Lending Cash Central Fund	-	25,440,067	25,440,067	59	-	-	-	-	0.0%
Total	1,064,475,193	3,492,688,994	3,928,377,042	18,223,632	44,869	(30,392)	628,801,622

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities.  Certificates of Deposit, Commercial Paper, U.S. Treasury Obligations, Bank Notes and Non-Convertible Corporate Bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  Asset-Backed Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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